FAIR VALUE DISCLOSURES, Reconciliation for all Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) (Details) - Capitalized Mortgage Loan Servicing Rights [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) [Roll Forward]
Beginning balance	$ 0	$ 0	$ 0
Change in accounting	14,213	0	0
Total losses realized and unrealized [Abstract]
Included in results of operations	(2,744)	0	0
Included in other comprehensive income	0	0	0
Purchases, issuances, settlements, maturities and calls	4,230	0	0
Transfers in and/or out of Level 3	0	0	0
Ending balance	15,699	0	0
Amount of total losses for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at December 31	(2,744)	0	0
As Adjusted [Member]
Reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) [Roll Forward]
Beginning balance	$ 14,213	0	0
Total losses realized and unrealized [Abstract]
Ending balance		$ 14,213	$ 0